U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1.   Name and address of Issuer:

     The Guardian Insurance & Annuity Company, Inc.
     201 Park Avenue South
     New York, New York  10003

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2.   Name of each series or class of funds for which this notice is filed:

     Individual Single Premium Variable Life Insurance Policies

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3.   Investment Company Act File Number:

     811-4303

     Securities Act File Number:

     2-97765

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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

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5    Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 [   ]

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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see Instruction A.6):


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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

     None

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9.   Number and aggregate sale price of securities  sold during the fiscal year:

     Shares: N/A   Sale Price: $1,570,564

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Shares: N/A   Sale Price: $1,570,564

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


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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.5):


                                      N/A
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12.  Calculation of registration fee:

     (i)   Aggregate  sale  price  of  securities   sold
           during the fiscal  year in  reliance  on rule
           24f-2 (from Item 10):                                 $    1,570,564
                                                                 ---------------

     (ii)  Aggregate   price   of   shares   issued   in
           connection with dividend  reinvestment  plans
           (from Item 11, if applicable):                        +            0
                                                                 ---------------

     (iii) Aggregate   price  of  shares   redeemed   or
           repurchased   during  the  fiscal   year  (if
           applicable):                                          -$  27,623,916
                                                                 ---------------

     (iv)  Aggregate   price  of  shares   redeemed   or
           repurchased  and  applied as a  reduction  to
           filing  fees   pursuant  to  rule  24e-2  (if
           applicable):                                          +            0
                                                                 ---------------

     (v)   Net   aggregate   price  of  securities  sold
           during the fiscal  year in  reliance  on rule
           24f-2  [line (i),  plus line (ii),  less line
           (iii), plus line (iv))] (if applicable):                ($26,053,352)
                                                                 ---------------

     (vi)  Multiplier  prescribed  by Section 6(b) under
           the   Securities   Act  of  1933   or   other
           applicable law or regulation (see Instruction
           C.6):                                                 X   1/29 of 1%
                                                                 ---------------

     (vii) Fee  due (line (i) or line (v) multiplied  by
           line (vi)):                                                        0
                                                                 ===============

Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [   ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/  Thomas R. Hickey, Jr.
                               -------------------------------------------
                               Thomas R. Hickey, Jr., Vice President
                               -------------------------------------------


     Date  February 27, 1996
          ------------------------

  *Please print the name and title of the signing officer below the signature.

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


THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
201 Park Avenue South
New York, New York  10003


February 27, 1996

The Guardian Separate Account B
c/o The Guardian Insurance & Annuity Company, Inc.
201 Park Avenue South
New York, New York  10003

         Re:  Rule 24f-2

Dear Sirs:

In my capacity as Counsel to The Guardian Insurance & Annuity Company, Inc. ("GIAC"), I have represented The Guardian Separate Account B (the "Separate Account") in connection with the authorization for issuance of Individual Single Premium Variable Life Insurance Policies and the filing of the Separate Account's Registration Statement on Form S-6 (File Nos. 811-4303; 2-97765) for the registration of an indefinite number of units in accordance with the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933 and the rules promulgated thereunder.

I am familiar with the Certificate of Incorporation and the corporate records of GIAC, the depositor of the Separate Account, since its incorporation, and have examined such instruments, agreements and other documents as I have deemed necessary or appropriate as the basis for the opinion hereinafter expressed.

Based on the foregoing, I am of the opinion that the units of the Separate Account sold during the year ended December 31, 1995, and made definite in number by the filing herewith of a notice on Form 24F-2 as required by Rule 24f-2 under the Act, were issued and sold in accordance with the terms and conditions set forth in the Separate Account prospectus constituting a part of its Registration Statement and, upon payment of the stipulated consideration, said shares were legally issued, fully paid and nonassessable.

I hereby consent to the filing of a copy of this opinion as an exhibit to the Form 24F-2 being filed with the Securities and Exchange Commission on behalf of the Separate Account for the year ended December 31, 1995.


Very truly yours,


/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Counsel